Note 14 - Certain Relationships and Related Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Management and Accredited Investors [Member] | Investment in Subsidiary [Member]
Note 14 - Certain Relationships and Related Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1.0
Salt Water Injection Wells [Member]
Note 14 - Certain Relationships and Related Transactions (Details) [Line Items]
Area of Land	5.2
AWMS Holdings, LLC [Member]
Note 14 - Certain Relationships and Related Transactions (Details) [Line Items]
Equity Method Investment, Ownership Percentage	47.00%